Annual Total Returns[BarChart] - Xtrackers MSCI China A Inclusion Equity ETF - Xtrackers MSCI China A Inclusion Equity ETF	2016	2017	2018	2019	2020
Total	(11.82%)	21.22%	(27.81%)	35.39%	42.22%